UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811 05037

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI		53202
(Address of principal executive offices)		(Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

Registrant's telephone number, including area code:		(414) 765 5344

Date of fiscal year end:	March 31, 2006

Date of reporting period:	June 30, 2005

Item 1. Schedule of Investments.

Duncan-Hurst Aggressive Growth Fund

SCHEDULE OF INVESTMENTS at June 30, 2005 (Unaudited)

Shares		Value
COMMON STOCKS: 99.9%

Capital Goods: 8.2%
950	BE Aerospace, Inc. (1)	$14,848
1,250	Chicago Bridge & Iron Co. N.V. - New York Shares	28,575
730	Innovative Solutions & Support, Inc. (1)	24,506
2,475	Joy Global, Inc.	83,135
960	Precision Castparts Corp.	74,784
500	Teledyne Technologies, Inc. (1)	16,290
		242,138

Commercial Services & Supplies: 5.0%
1,400	Clean Harbors, Inc. (1)	30,352
510	CRA International, Inc. (1)	27,463
810	Equifax, Inc.	28,925
1,130	Essex Corp. (1)	25,854
1,730	Healthcare Services Group	34,738
		147,332

Consumer Durables & Apparel: 8.6%
650	Carter’s, Inc. (1)	37,947
1,250	Coach, Inc. (1)	41,963
5,190	Hartmarx Corp. (1)	52,263
630	KB Home	48,025
390	MDC Holdings, Inc.	32,078
50	NVR, Inc. (1)	40,500
		252,776

Energy: 10.8%
600	Cal Dive International, Inc. (1)	31,422
1,940	Carrizo Oil & Gas, Inc. (1)	33,096
2,020	Grey Wolf, Inc. (1)	14,968
540	Gulfmark Offshore, Inc. (1)	14,747
1,220	Hornbeck Offshore Services, Inc. (1)	33,050
880	Peabody Energy Corp.	45,795
1,090	Quicksilver Resources, Inc. (1)	69,684
2,212	XTO Energy, Inc.	75,186
		317,948

Food Beverage & Tobacco: 1.5%
510	Hansen Natural Corp. (1)	43,207

Health Care Equipment & Services: 18.9%
1,300	Allscripts Healthcare Solutions, Inc. (1)	21,593
1,010	Aspect Medical Systems, Inc. (1)	30,037
360	Bausch & Lomb, Inc.	29,880
780	Cerner Corp. (1)	53,017
770	Chemed Corp.	31,478
810	Computer Programs & Systems, Inc.	30,189
2,240	Healthtronics, Inc. (1)	29,098
2,427	Immucor, Inc. (1)	70,262
1,370	LCA-Vision, Inc.	66,390
1,030	Matria Healthcare, Inc. (1)	33,197
440	Pacificare Health Systems, Inc. (1)	31,438
4,500	PainCare Holdings, Inc. (1)	19,485
310	Psychiatric Solutions, Inc. (1)	15,100
810	Sierra Health Services, Inc. (1)	57,883
2,530	Trizetto Group, Inc. (1)	35,445
		554,492

Hotels Restaurants & Leisure: 7.5%
1,470	Boyd Gaming Corp.	75,161
1,935	CKE Restaurants, Inc.	26,935
1,780	Station Casinos, Inc.	118,192
		220,288

Household & Personal Products: 1.8%
1,450	Parlux Fragrances, Inc. (1)	40,122
320	USANA Health Sciences, Inc. (1)	13,536
		53,658

Insurance: 0.6%
210	Philadelphia Consolidated Holding Co. (1)	17,800

Real Estate: 0.3%
200	CB Richard Ellis Group, Inc. - Class A (1)	8,772

Retailing: 11.2%
2,220	American Eagle Outfitters, Inc.	68,043
1,320	Bebe Stores, Inc.	34,940
2,040	Chico’s FAS, Inc. (1)	69,931
600	JC Penney Co., Inc.	31,548
2,085	Men’s Wearhouse, Inc. (1)	71,787
940	Urban Outfitters, Inc. (1)	53,289
		329,538

Semiconductors & Semiconductor Equipment: 3.3%
1,470	Marvell Technology Group, Ltd. (1),(2)	55,919
1,200	Microsemi Corp. (1)	22,560
1,080	Netlogic Microsystems, Inc. (1)	19,148
		97,627

Software & Services: 11.1%
520	Ansoft Corp. (1)	12,563
1,320	aQuantive, Inc. (1)	23,390
960	Autodesk, Inc.	32,995
2,200	Cognizant Technology Solutions Corp. - Class A (1)	103,686
340	Global Payments, Inc.	23,052
940	MICRO Systems, Inc. (1)	42,065
1,860	Radiant Systems, Inc. (1)	21,204
850	VASCO Data Security International, Inc. (1)	8,245
980	VeriSign, Inc. (1)	28,185
1,890	Wind River Systems, Inc. (1)	29,635
		325,020

Technology Hardware & Equipment: 3.4%
440	Coherent, Inc. (1)	15,844
1,710	Comverse Technology, Inc. (1)	40,442
970	Itron, Inc. (1)	43,340
		99,626

Telecommunication Services: 7.7%
4,645	Nextel Partners, Inc. - Class A (1)	116,915
1,490	NII Holdings, Inc. (1)	95,271
1,130	SBA Communications Corp. - Class A (1)	15,255
		227,441

TOTAL COMMON STOCKS (cost $2,241,509)		2,937,663

SHORT-TERM INVESTMENTS: 0.5%
Money Market Investment: 0.5%
13,748	UMB Money Market Fiduciary (cost $13,748)	13,748

TOTAL INVESTMENTS IN SECURITIES: 100.4% (cost $2,255,257)		2,951,411
Liabilities in excess of Other Assets: (0.4)%		(11,763)
NET ASSETS: 100%		$2,939,648

(1) Non-income producing security.

(2) U.S. Security of a foreign company.

Duncan-Hurst International Growth Fund

SCHEDULE OF INVESTMENTS at June 30, 2005 (Unaudited)

Shares		Value
COMMON STOCKS: 97.5%

Australia: 2.4%
72,070	Alumina Ltd.	$305,433
81,300	Foster’s Group Ltd.	329,085
7,370	Woodside Petroleum Ltd.	164,021
		798,539

Austria: 1.0%
6,500	Erste Bank der Oesterreichischen Sparkassen AG	325,452

Belgium: 1.9%
9,380	InBev N.V.	317,529
4,120	KBC Groep N.V.	325,611
		643,140

Brazil: 1.3%
11,300	Unibanco - GDR	436,406

Canada: 0.5%
4,500	Talisman Energy, Inc.	168,578

Finland: 2.4%
21,800	Nokian Renkaat OYJ	397,347
12,350	YIT-Yhtyma OYJ	412,539
		809,886

France: 6.8%
12,100	Axalto Holdings N.V. (1)	365,233
10,040	Sanofi-Aventis	825,072
6,430	Total S.A. - Sponsored ADR	751,346
9,500	Veolia Environnement	357,235
		2,298,886

Germany: 2.1%
19,370	IVG Immobilien AG	358,213
21,400	Sunways AG (1)	361,307
		719,520

Greece: 1.6%
4,800	National Bank of Greece S.A.	163,127
20,910	Piraeus Bank S.A.	389,730
		552,857

Hong Kong: 3.1%
24,000	Cheung Kong (Holdings) Ltd.	233,956
50,000	Henderson Land Development Co. Ltd.	239,361
328,000	Shun Tak Holdings Ltd.	312,353
380,000	Singamas Container Holdings Ltd.	261,624
		1,047,294

Hungary: 0.8%
4,040	OTP Bank Rt. - GDR	267,246

Indonesia: 2.4%
3,614,000	PT Adhi Karya (Persero), Tbk.	307,370
3,595,700	PT Clipan Finance Indonesia, Tbk. (1)	136,326
4,330,000	PT Energi Mega Persada, Tbk.	372,702
		816,398

Ireland: 4.5%
70,500	Anglo Irish Bank Corp. PLC	874,584
55,330	Kingspan Group PLC	653,580
		1,528,164

Italy: 0.7%
17,800	Saipem SpA	239,990

Japan: 25.3%
86,000	The Bank of Fukuoka Ltd.	509,463
3,500	Canon, Inc.	184,302
9,100	Credit Saison Co. Ltd.	302,773
80	Cyber Agent Ltd.	357,062
3,200	Fanuc Ltd.	203,417
10,600	Fuji Soft ABC, Inc.	338,344
3,500	Honda Motor Co. Ltd.	172,625
85,000	Komatsu Ltd.	659,889
101,000	Livedoor Co. Ltd. (1)	361,544
28,800	Matsui Securities Co. Ltd.	309,541
41	Mitsubishi Tokyo Financial Group, Inc.	347,874
16,600	NEOMAX Co. Ltd.	367,459
2,800	Nidec Corp.	296,398
2,300	ORIX Corp.	345,088
90	Pacific Management Corp.	365,989
20,000	Sharp Corp.	312,700
32,000	Sompo Japan Insurance, Inc.	323,159
3,300	Sumitomo Titanium Corp.	388,008
125,000	Taiheiyo Cement Corp.	333,619
4,500	TDK Corp.	306,749
6,300	Tokyo Electron Ltd.	333,448
60,000	Tokyu Corp.	269,420
12,200	Toyota Motor Corp.	436,716
6,700	Yamada Denki Co. Ltd.	385,429
36,000	Zeon Corp.	311,293
		8,522,309

Mexico: 1.0%
12,700	Desarrolladora Homex SA de CV - ADR (1)	348,234

Netherlands: 7.0%
22,900	ASM International N.V. - New York Shares (1)	364,110
11,890	ING Groep N.V. - Sponsored ADR	333,515
9,100	Koninklijke Bam Groep N.V.	602,995
8,100	Koninklijke Numico N.V. (1)	324,294
15,050	Philips Electronics N.V. - New York Shares	379,110
5,100	SBM Offshore N.V.	349,979
		2,354,003

Norway: 6.7%
16,800	Fred Olsen Energy ASA (1)	429,359
14,100	Petroleum Geo-Services ASA (1)	339,855
18,750	Smedvig ASA - Class A	380,199
65,430	Tandberg Television ASA (1)	813,569
11,600	TGS-NOPEC Geophysical Co. ASA (1)	311,551
		2,274,533

South Korea: 1.0%
16,800	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	322,359

Singapore: 2.9%
59,900	ASE Test Ltd. (1),(2)	385,756
119,000	CapitaLand Ltd.	167,998
143,000	Singapore Petroleum Co. Ltd.	420,725
		974,479

Spain: 1.0%
6,531	Telefonica SA - Sponsored ADR	319,376

Sweden: 1.0%
10,780	Telefonaktiebolaget LM Ericsson - Sponsored ADR	344,421

Switzerland: 8.7%
54,800	ABB Ltd. (1)	359,162
16,440	Kudelski SA - Bearer Shares	601,596
630	Leica Geosystems AG (1)	229,556
1,270	Nestle SA - Registered Shares	325,019
5,010	Novartis AG - Sponsored ADR	237,674
6,170	Roche Holding AG - NVES	780,848
5,230	UBS AG - Registered Shares	408,068
		2,941,923

Taiwan: 1.1%
22,250	AU Optronics Corp. - ADR	376,915

Thailand: 0.5%
2,280,000	TT&T PLC - NVDR (1)	178,780

Turkey: 1.1%
81,650	Turkiye Garanti Bankasi A.S. (1)	352,309

United Kingdom: 8.7%
16,990	AstraZeneca PLC - Sponsored ADR	701,007
21,280	Exel PLC	323,689
96,500	Isoft Group PLC	725,284
119,080	Paladin Resources PLC	478,432
11,130	SABMiller PLC	173,785
22,270	Vodafone Group PLC - Sponsored ADR	541,606
		2,943,803

TOTAL COMMON STOCKS (cost $29,360,436)		32,905,800

SHORT-TERM INVESTMENTS: 1.2%
Money Market Investment: 1.2%
411,785	UMB Money Market Fiduciary (cost $411,785)	411,785

TOTAL INVESTMENTS IN SECURITIES: 98.7% (cost $29,772,221)		33,317,585
Other Assets in excess of Liabilities: 1.3%		438,281
NET ASSETS: 100.0%		$33,755,866

(1) Non-income producing security.

(2) U.S. Security of a foreign company.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

NVDR - Non-Voting Depositary Receipt.

NVES - Non-Voting Equity Security.

Note: Effective July 1, 2005, the Fund is managed by Nicholas-Applegate Captial Mangagement and is known as the Nicholas-Applegate International All-Cap Growth Fund.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

2

Item 2. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the President and the Treasurer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Robert M. Slotky
Robert M. Slotky, President

Date	August 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Slotky
Robert M. Slotky, President

Date	August 22, 2005

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date	August 25, 2005

* Print the name and title of each signing officer under his or her signature.